UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08390
Investment Company Act File Number
Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certification

Item 1. Schedule of Investments

Cash Management Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Asset-Backed Securities — 0.3%

Principal Amount
(000’s omitted)	Security	Value

$773	AMCAR, Series 2008-AF, Class A1, 2.694%, 6/12/09	$772,982
2,227	HAROT, Series 2008-1, Class A1, 2.916%, 7/20/09	2,226,636
2,917	HART, Series 2008-A, Class A1, 2.849%, 7/15/09	2,917,057

Total Asset-Backed Securities (amortized cost $5,916,675)		$5,916,675

Certificates of Deposit — 4.1%

Principal Amount
(000’s omitted)	Security	Value

$10,000	Abbey National Treasury Services, 0.606%, 2/13/09(1)	$10,000,000
20,000	Australia and New Zealand Banking Group, Ltd., 2.601%, 10/2/09(1)(2)	20,000,000
21,000	Bank of Ireland, Stamford, 0.786%, 3/3/09(1)	21,000,000
17,000	Barclays Bank PLC, NY, 0.836%, 3/12/09(1)	17,000,000
19,384	Royal Bank of Canada, NY, 1.053%, 4/16/09(1)	19,378,493
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09	5,000,302

Total Certificates of Deposit (amortized cost $92,378,795)		$92,378,795

Commercial Paper — 49.0%

Principal Amount
(000’s omitted)	Security	Value

Agricultural Services — 0.8%
$19,500	Cargill, Inc., 0.37%, 2/27/09(2)	$19,494,789

		$19,494,789

Banks and Money Services — 25.3%
$10,000	Abbey National, LLC, 0.35%, 3/2/09	$9,997,181
15,000	Alcon Capital Corp., 0.20%, 3/16/09(2)	14,996,417
14,000	Alcon Capital Corp., 0.40%, 2/2/09(2)	13,999,845
24,000	American Express Credit Corp., 0.45%, 2/26/09	23,992,500
20,000	American Express Credit Corp., 0.55%, 3/27/09	19,983,500
18,000	Australia and New Zealand Banking Group, Ltd., 0.45%, 4/14/09(2)	17,983,800
10,000	Australia and New Zealand Banking Group, Ltd., 0.80%, 4/14/09(2)	9,984,000
25,000	Bank of Ireland (The), 1.60%, 2/18/09(2)	24,981,111
25,000	Bank of Nova Scotia, 0.45%, 3/2/09	24,990,938
20,000	Bank of Nova Scotia, 0.79%, 2/11/09	19,995,611
11,189	BNP Paribas Finance, Inc., 0.50%, 2/23/09	11,185,581
25,000	BNP Paribas Finance, Inc., 0.77%, 2/27/09	24,986,097
25,000	BNP Paribas Finance, Inc., 0.858%, 4/30/09	24,947,567
20,000	CBA (DE) Finance, Inc., 0.53%, 4/15/09	19,978,505
14,000	Danske Corp., 0.43%, 2/27/09(2)	13,995,652
20,000	Danske Corp., 0.62%, 4/14/09(2)	19,975,200
12,000	Danske Corp., 0.90%, 3/30/09(2)	11,982,900
25,000	Danske Corp., 1.49%, 2/17/09(2)	24,983,444
17,000	ING (US) Funding, LLC, 0.35%, 2/18/09	16,997,190
25,000	ING (US) Funding, LLC, 0.58%, 4/20/09	24,968,583
12,000	ING (US) Funding, LLC, 1.01%, 3/6/09	11,988,890
17,239	JPMorgan Chase & Co., 0.25%, 2/2/09	17,238,880
25,000	JPMorgan Chase & Co., 0.37%, 3/10/09	24,990,493
17,000	Macquarie Bank Ltd., 1.583%, 4/21/09(1)(2)	17,000,000

Principal Amount
(000’s omitted)	Security	Value

10,000	Nestle Capital Corp., 0.65%, 2/5/09(2)	9,999,278
25,000	Nordea North America, Inc., 0.25%, 2/4/09	24,999,479
21,700	Nordea North America, Inc., 1.23%, 3/9/09	21,673,309
15,000	Societe Generale North America, Inc., 0.70%, 4/30/09	14,974,333
12,760	Societe Generale North America, Inc., 0.85%, 4/14/09	12,738,308
20,000	Societe Generale North America, Inc., 1.10%, 2/23/09	19,986,556
25,000	Unilever Capital Corp., 0.60%, 4/8/09(2)	24,972,500

		$575,467,648

Beverages — 1.8%
$13,500	Coca-Cola Co., 0.20%, 3/16/09(2)	$13,496,775
15,000	Coca-Cola Co., 0.26%, 4/23/09(2)	14,991,225
12,000	Coca-Cola Co., 0.29%, 4/2/09(2)	11,994,200

		$40,482,200

Chemicals — 1.8%
$15,000	Praxair, Inc., 0.22%, 2/25/09	$14,997,800
15,000	Praxair, Inc., 0.33%, 4/15/09	14,989,963
12,286	Praxair, Inc., 0.36%, 4/7/09	12,278,014

		$42,265,777

Computer — 3.0%
$23,250	Hewlett Packard Co., 0.32%, 3/10/09(2)	$23,242,353
15,000	Hewlett Packard Co., 0.40%, 3/5/09(2)	14,994,667
15,000	Hewlett Packard Co., 0.41%, 4/23/09(2)	14,986,162
15,000	Microsoft Corp., 0.15%, 3/5/09(2)	14,998,000

		$68,221,182

Diversified Manufacturing — 0.9%
$20,000	Honeywell International, 0.22%, 3/26/09(2)	$19,993,522

		$19,993,522

Electrical and Electronic Equipment — 2.6%
$25,000	General Electric Capital Corp., 0.25%, 3/9/09	$24,993,750
20,000	Southern Company, 0.30%, 3/18/09(2)	19,992,500
15,000	Southern Company, 0.35%, 4/15/09(2)	14,989,354

		$59,975,604

Household Products — 2.4%
$25,000	Procter and Gamble Co., 0.25%, 4/29/09(2)	$24,984,896
15,000	Procter and Gamble Co., 0.27%, 3/13/09(2)	14,995,500
14,000	Procter and Gamble Co., 0.37%, 4/13/09(2)	13,989,784

		$53,970,180

Machinery — 3.1%
$20,900	Eaton Corp., 0.35%, 2/27/09(2)	$20,894,717
25,000	Eaton Corp., 0.35%, 4/6/09(2)	24,984,445
25,000	Eaton Corp., 0.40%, 3/26/09(2)	24,985,278

		$70,864,440

Office Automation and Equipment — 1.3%
$15,000	Pitney Bowes, Inc., 0.12%, 2/13/09(2)	$14,999,400
15,000	Pitney Bowes, Inc., 0.13%, 3/2/09(2)	14,998,429

		$29,997,829

Oil and Gas-Equipment and Services — 4.7%
$15,000	Chevron Corp., 0.25%, 3/11/09	$14,996,042
15,000	Chevron Corp., 0.32%, 3/23/09	14,993,333
15,000	Chevron Corp., 0.80%, 2/3/09	14,999,333
20,000	ConocoPhillips Co., 0.25%, 2/11/09(2)	19,998,611
16,250	ConocoPhillips Co., 0.38%, 2/3/09(2)	16,249,657
25,000	ConocoPhillips Co., 0.38%, 2/25/09(2)	24,993,667

		$106,230,643

Principal Amount
(000’s omitted)	Security	Value

Telecommunications — 1.3%
$14,397	AT&T, Inc., 0.25%, 2/3/09(2)	$14,396,800
15,000	AT&T, Inc., 0.25%, 3/11/09(2)	14,996,042

		$29,392,842

Total Commercial Paper (amortized cost $1,116,356,656)		$1,116,356,656

Corporate Bonds & Notes — 12.2%

Principal Amount
(000’s omitted)	Security	Value

Banks and Money Services — 10.7%
$21,000	American Honda Finance Corp., MTN, 1.978%, 3/18/09(1)(3)	$21,000,000
12,000	American Honda Finance Corp., 2.989%, 5/5/09(1)(3)	12,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 2.427%, 10/2/09(1)(3)	7,250,000
17,250	Bank of America Corp., 1.625%, 10/3/09(1)(3)	17,250,000
25,000	Citigroup Funding, Inc., MTN, 3.263%, 5/8/09(1)	24,999,023
7,400	Commonwealth Bank of Australia, MTN, 1.625%, 10/2/09(1)(3)	7,400,000
9,500	Goldman Sachs Group, Inc., 6.65%, 5/15/09	9,584,737
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,527,000
10,000	IBM International Group Capital, 2.389%, 9/25/09(1)(3)	10,000,000
18,500	ING Bank NV, 1.716%, 7/24/09(1)(3)	18,500,000
13,500	Merrill Lynch & Co., MTN, 4.018%, 5/20/09(1)	13,490,135
20,000	National Australia Bank, Ltd., 2.204%, 9/11/09(1)(3)	19,970,564
15,000	National Australia Bank, Ltd., 2.423%, 10/6/09(1)(3)	15,000,000
25,000	Rabobank Nederland NV, 2.578%, 10/9/09(1)(3)	25,000,000
20,000	Societe Generale North America, Inc., 2.62%, 9/4/09(1)(3)	20,000,000
15,000	Wells Fargo & Co., 2.096%, 9/15/09(1)	14,999,101

		$242,970,560

Electrical and Electronic Equipment — 0.6%
$14,500	General Electric Capital Corp., MTN, 2.281%, 8/31/09(1)	$14,500,809

		$14,500,809

Insurance — 0.9%
$21,350	MetLife Global Funding I, 1.668%, 8/7/09(1)(3)	$21,350,000

		$21,350,000

Total Corporate Bonds & Notes (amortized cost $278,821,369)		$278,821,369

U.S. Government Agency Obligations — 33.6%

Principal Amount
(000’s omitted)	Security	Value

	Federal Home Loan Bank:
$11,000	0.75%, 2/18/09(1)	$11,000,000
25,000	0.571%, 7/7/09(1)	25,000,000
35,000	Discount Note, 0.15%, 2/6/09	34,999,271
50,000	Discount Note, 0.01%, 2/9/09	49,999,889
25,000	Discount Note, 0.17%, 2/11/09	24,998,820
65,000	Discount Note, 0.07%, 3/25/09	64,993,428
25,000	Discount Note, 0.85%, 1/4/10	24,801,076

		$235,792,484

Principal Amount
(000’s omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$14,400	Discount Note, 0.18%, 2/27/09	$14,398,128
100,000	Discount Note, 0.25%, 3/30/09	99,960,417
50,000	Discount Note, 0.31%, 3/30/09	49,975,458
7,000	Discount Note, 0.40%, 5/12/09	6,992,222
35,000	Discount Note, 0.39%, 5/28/09	34,956,017
6,000	Discount Note, 0.75%, 11/20/09	5,963,500

		$212,245,742

	Federal National Mortgage Association:
$23,000	1.024%, 7/28/09(1)	$23,048,997
50,000	Discount Note, 0.45%, 2/3/09	49,998,750
46,000	Discount Note, 0.25%, 2/18/09	45,994,570
50,000	Discount Note, 0.60%, 2/24/09	49,980,833
65,000	Discount Note, 0.20%, 2/27/09	64,990,611
50,000	Discount Note, 0.60%, 3/4/09	49,974,166
6,000	Discount Note, 0.32%, 4/8/09	5,996,480
12,969	Discount Note, 0.555%, 7/22/09	12,934,811
14,500	Discount Note, 0.90%, 1/15/10	14,373,850

		$317,293,068

Total U.S. Government Agency Obligations (amortized cost $765,331,294)		$765,331,294

Time Deposits — 0.8%

Principal Amount
(000’s omitted)	Security	Value

$18,335	BNP Paribas Finance, Inc., 0.28%, 2/2/09	$18,335,000

Total Time Deposits (amortized cost $18,335,000)		$18,335,000

Total Investments — 100.0% (amortized cost $2,277,139,789) (4)		$2,277,139,789

Other Assets, Less Liabilities — 0.0%		$708,023

Net Assets — 100.0%		$2,277,847,812

AMCAR	- AmeriCredit Automobile Receivables Trust

HAROT	- Honda Auto Receivables Owner Trust

HART	- Hyundai Auto Receivables Trust

MTN	- Medium Term Note

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(2)	A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $194,720,564 or 8.5% of the Portfolio’s net assets.

(4)	Cost for federal income taxes is the same.

The Portfolio did not have any open financial instruments at January 31, 2009.
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments
	Valuation Inputs	in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,277,139,789
Level 3	Significant Unobservable Inputs	—

Total		$2,277,139,789

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Cash Management Portfolio

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009